Income Taxes - Reconciliation of the Differences (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PRC
Statutory rate	25.00%	25.00%	25.00%	25.00%